Notes Payable (Details) - Schedule of the notes payable (Parentheticals)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Notes Payable (Details) - Schedule of the notes payable (Parentheticals) [Line Items]
Number of installments | Installments	36
Installments amount (in Dollars)	$ 14,679
Interest rate percentage	5.20%
Note payable to Miller [Member]
Notes Payable (Details) - Schedule of the notes payable (Parentheticals) [Line Items]
Number of installments | Installments		11
Installments amount (in Dollars)		$ 7,000
Maturity date		Dec. 01, 2021
Balloon payment (in Dollars)		$ 3,000
Note Payable to Wheeler Machinery [Member]
Notes Payable (Details) - Schedule of the notes payable (Parentheticals) [Line Items]
Installments amount (in Dollars)		$ 19,125
Maturity date		Aug. 31, 2019
Interest rate percentage		9.00%
Note Payable to Wheeler Machinery one [Member]
Notes Payable (Details) - Schedule of the notes payable (Parentheticals) [Line Items]
Number of installments | Installments		14
Installments amount (in Dollars)		$ 14,475
Maturity date		Jul. 31, 2022
Interest rate percentage		7.48%
Note Payable to Goodfellow [Member]
Notes Payable (Details) - Schedule of the notes payable (Parentheticals) [Line Items]
Number of installments | Installments		19
Installments amount (in Dollars)		$ 4,675
Maturity date		Feb. 28, 2021
Interest rate percentage		15.00%
Note payable to Epiroc [Member]
Notes Payable (Details) - Schedule of the notes payable (Parentheticals) [Line Items]
Number of installments | Installments		36
Installments amount (in Dollars)		$ 14,679
Interest rate percentage		5.20%